UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Discovery Fund

September 30, 2004

1.808775.100

CII-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.0%
Winnebago Industries, Inc.	900	$ 31
Hotels, Restaurants & Leisure - 1.1%
Gaylord Entertainment Co. (a)	15,500	481
International Game Technology	73,300	2,635
McDonald's Corp.	29,800	835
Shuffle Master, Inc. (a)	53,994	2,023
		5,974
Internet & Catalog Retail - 0.2%
IAC/InterActiveCorp (a)	46,600	1,026
Media - 5.3%
Fox Entertainment Group, Inc. Class A (a)	117,900	3,271
Lamar Advertising Co. Class A (a)	139,293	5,796
Liberty Media Corp. Class A (a)	508,400	4,433
Liberty Media International, Inc. Class A (a)	28,067	936
Pixar (a)	109,752	8,659
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	27,700	278
The DIRECTV Group, Inc. (a)	88,887	1,564
Viacom, Inc. Class B (non-vtg.)	93,300	3,131
XM Satellite Radio Holdings, Inc. Class A (a)	400	12
		28,080
Multiline Retail - 0.7%
Nordstrom, Inc.	97,400	3,725
Specialty Retail - 0.4%
Monro Muffler Brake, Inc. (a)	37,901	828
Staples, Inc.	1,900	57
Urban Outfitters, Inc. (a)	27,000	929
		1,814
TOTAL CONSUMER DISCRETIONARY		40,650
CONSUMER STAPLES - 10.5%
Beverages - 2.8%
PepsiCo, Inc.	180,200	8,767
The Coca-Cola Co.	148,400	5,943
		14,710
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	125,200	6,661
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 4.3%
Bunge Ltd.	104,840	$ 4,192
Hormel Foods Corp.	107,025	2,866
Kellogg Co.	74,300	3,170
Kraft Foods, Inc. Class A	133,200	4,225
McCormick & Co., Inc. (non-vtg.)	37,000	1,271
Smithfield Foods, Inc. (a)	174,600	4,365
The J.M. Smucker Co.	56,300	2,500
		22,589
Household Products - 1.9%
Procter & Gamble Co.	186,300	10,083
Tobacco - 0.3%
Altria Group, Inc.	38,100	1,792
TOTAL CONSUMER STAPLES		55,835
ENERGY - 5.8%
Energy Equipment & Services - 2.5%
Halliburton Co.	129,300	4,356
Pride International, Inc. (a)	165,310	3,271
Rowan Companies, Inc. (a)	50,962	1,345
Schlumberger Ltd. (NY Shares)	61,600	4,146
		13,118
Oil & Gas - 3.3%
BP PLC sponsored ADR	80,800	4,648
Exxon Mobil Corp.	10,600	512
Lukoil Oil Co. sponsored ADR	66,706	8,322
Total SA sponsored ADR	42,400	4,332
		17,814
TOTAL ENERGY		30,932
FINANCIALS - 5.4%
Commercial Banks - 0.1%
Boston Private Financial Holdings, Inc.	12,900	322
Consumer Finance - 4.0%
SLM Corp.	474,500	21,163
Diversified Financial Services - 0.0%
Citigroup, Inc.	100	4
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.5%
AMBAC Financial Group, Inc.	12,800	$ 1,023
American International Group, Inc.	4,500	306
Berkshire Hathaway, Inc.:
Class A (a)	5	433
Class B (a)	156	448
Scottish Re Group Ltd.	28,100	595
		2,805
Real Estate - 0.8%
Redwood Trust, Inc.	18,000	1,124
Spirit Financial Corp. (d)	310,300	3,103
		4,227
TOTAL FINANCIALS		28,521
HEALTH CARE - 24.9%
Biotechnology - 1.9%
Biogen Idec, Inc. (a)	17,186	1,051
Dendreon Corp. (a)	121,397	1,021
Genentech, Inc. (a)	84,800	4,445
Millennium Pharmaceuticals, Inc. (a)	180,000	2,468
OSI Pharmaceuticals, Inc. (a)	20,000	1,229
		10,214
Health Care Equipment & Supplies - 4.6%
Biomet, Inc.	242,050	11,347
Guidant Corp.	101,700	6,716
Medtronic, Inc.	73,400	3,809
Zimmer Holdings, Inc. (a)	33,900	2,679
		24,551
Health Care Providers & Services - 5.7%
Caremark Rx, Inc. (a)	333,600	10,699
Covance, Inc. (a)	35,900	1,435
UnitedHealth Group, Inc.	243,000	17,919
		30,053
Pharmaceuticals - 12.7%
Barr Pharmaceuticals, Inc. (a)	184,675	7,651
Cipla Ltd.	1,005,278	6,486
Johnson & Johnson	112,400	6,331
Merck & Co., Inc.	55,700	1,838
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	145,400	$ 6,786
Pfizer, Inc.	609,700	18,657
Ranbaxy Laboratories Ltd.	196,786	4,677
Roche Holding AG (participation certificate)	143,993	14,919
		67,345
TOTAL HEALTH CARE		132,163
INDUSTRIALS - 11.9%
Aerospace & Defense - 9.2%
Honeywell International, Inc.	252,100	9,040
Lockheed Martin Corp.	289,900	16,171
Northrop Grumman Corp.	270,000	14,399
United Defense Industries, Inc. (a)	227,000	9,078
		48,688
Airlines - 0.5%
AirTran Holdings, Inc. (a)	58,000	578
Delta Air Lines, Inc. (a)	544,440	1,791
Southwest Airlines Co.	31,700	432
		2,801
Electrical Equipment - 0.5%
American Power Conversion Corp.	158,800	2,762
Industrial Conglomerates - 0.6%
General Electric Co.	88,980	2,988
Machinery - 1.1%
ITT Industries, Inc.	72,400	5,791
TOTAL INDUSTRIALS		63,030
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.8%
Advanced Fibre Communications, Inc. (a)	47,700	758
CIENA Corp. (a)	1,698,700	3,363
Cisco Systems, Inc. (a)	6,400	116
		4,237
Computers & Peripherals - 2.5%
Dell, Inc. (a)	400	14
Diebold, Inc.	152,600	7,126
Dot Hill Systems Corp. (a)	13,509	108
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	213,900	$ 2,892
Western Digital Corp. (a)	321,400	2,825
		12,965
Internet Software & Services - 0.1%
NetRatings, Inc. (a)	29,900	533
Yahoo!, Inc. (a)	800	27
		560
IT Services - 0.4%
Infosys Technologies Ltd.	55,276	2,040
Semiconductors & Semiconductor Equipment - 0.3%
Integrated Device Technology, Inc. (a)	38,800	370
Intel Corp.	4,200	84
Microchip Technology, Inc.	11,400	306
O2Micro International Ltd. (a)	19,900	214
PMC-Sierra, Inc. (a)	57,900	510
Samsung Electronics Co. Ltd.	10	4
Sigmatel, Inc.	2,100	45
United Microelectronics Corp. sponsored ADR (a)	72	0
		1,533
Software - 2.7%
BEA Systems, Inc. (a)	17,000	117
Microsoft Corp.	500,960	13,852
NDS Group PLC sponsored ADR (a)	19,600	529
Salesforce.com, Inc.	900	14
		14,512
TOTAL INFORMATION TECHNOLOGY		35,847
MATERIALS - 2.5%
Metals & Mining - 2.5%
Goldcorp, Inc.	254,100	3,524
Meridian Gold, Inc. (a)	201,800	3,359
Peabody Energy Corp.	103,400	6,152
		13,035
TELECOMMUNICATION SERVICES - 15.7%
Diversified Telecommunication Services - 14.4%
BellSouth Corp.	601,400	16,310
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	1,041,700	$ 27,032
Verizon Communications, Inc.	842,230	33,171
		76,513
Wireless Telecommunication Services - 1.3%
AT&T Wireless Services, Inc. (a)	462,300	6,833
TOTAL TELECOMMUNICATION SERVICES		83,346
TOTAL COMMON STOCKS (Cost $474,822)		483,359
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil & Gas - 0.2%
Chesapeake Energy Corp. 6.00% (d)	14,600	1,166
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	6,900	0
TOTAL CONVERTIBLE PREFERRED STOCKS		1,166
Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Geneprot, Inc. Series A (e)	64,000	224
TOTAL PREFERRED STOCKS (Cost $1,363)		1,390
Convertible Bonds - 0.5%
Principal Amount (000s)		Value (000s)
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	$ 2,960	$ 2,505
TOTAL CONVERTIBLE BONDS (Cost $2,690)	2,505
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 1.74% (b)	45,943,276	45,943
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	2,564,075	2,564
TOTAL MONEY MARKET FUNDS (Cost $48,507)		48,507
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $527,382)		535,761
NET OTHER ASSETS - (1.1)%		(6,041)
NET ASSETS - 100%		$ 529,720
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,269,000 or 0.8% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $224,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 119
Geneprot, Inc. Series A	7/7/00	$ 352
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $531,374,000. Net unrealized appreciation aggregated $4,387,000, of which $25,655,000 related to appreciated investment securities and $21,268,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

September 30, 2004

1.808769.100

FIF-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Hotels, Restaurants & Leisure - 6.5%
Carnival Corp. unit	643,300	$ 30,421,657
Kerzner International Ltd. (a)	418,300	18,392,651
Krispy Kreme Doughnuts, Inc. (a)	411,000	5,203,260
Starwood Hotels & Resorts Worldwide, Inc. unit	18,400	854,128
		54,871,696
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	151,100	6,173,946
Leisure Equipment & Products - 1.0%
Brunswick Corp.	180,300	8,250,528
Media - 6.0%
Clear Channel Communications, Inc.	907,700	28,293,009
Radio One, Inc. Class D (non-vtg.) (a)	1,072,075	15,255,627
The DIRECTV Group, Inc. (a)	374,100	6,580,419
		50,129,055
Multiline Retail - 0.5%
Kohl's Corp. (a)	92,900	4,476,851
Specialty Retail - 0.9%
Ross Stores, Inc.	305,200	7,153,888
TOTAL CONSUMER DISCRETIONARY		131,055,964
ENERGY - 4.3%
Energy Equipment & Services - 4.3%
BJ Services Co.	294,400	15,429,504
Nabors Industries Ltd. (a)	430,100	20,365,235
		35,794,739
FINANCIALS - 11.0%
Commercial Banks - 1.8%
Wells Fargo & Co.	256,800	15,312,984
Consumer Finance - 4.1%
American Express Co.	672,200	34,591,412
Insurance - 3.7%
AFLAC, Inc.	360,200	14,123,442
American International Group, Inc.	253,100	17,208,269
		31,331,711
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.4%
New York Community Bancorp, Inc.	572,900	$ 11,767,366
TOTAL FINANCIALS		93,003,473
HEALTH CARE - 14.9%
Biotechnology - 2.2%
Angiotech Pharmaceuticals, Inc. (a)	491,700	9,960,651
Genentech, Inc. (a)	173,100	9,073,902
		19,034,553
Health Care Equipment & Supplies - 3.5%
DENTSPLY International, Inc.	82,200	4,269,468
Kinetic Concepts, Inc.	102,000	5,360,100
ResMed, Inc. (a)	275,800	13,130,838
St. Jude Medical, Inc. (a)	85,900	6,465,693
		29,226,099
Health Care Providers & Services - 2.5%
Henry Schein, Inc. (a)	90,600	5,645,286
UnitedHealth Group, Inc.	205,400	15,146,196
		20,791,482
Pharmaceuticals - 6.7%
Barr Pharmaceuticals, Inc. (a)	115,400	4,781,022
Elan Corp. PLC sponsored ADR (a)	822,100	19,237,140
Pfizer, Inc.	1,054,100	32,255,460
		56,273,622
TOTAL HEALTH CARE		125,325,756
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	138,400	4,963,024
Precision Castparts Corp.	292,800	17,582,640
The Boeing Co.	121,500	6,271,830
		28,817,494
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	58,000	2,690,620
Airlines - 0.9%
AirTran Holdings, Inc. (a)	729,000	7,260,840
Commercial Services & Supplies - 5.6%
Korn/Ferry International (a)	450,500	8,212,615
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	866,400	$ 21,348,096
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	511,800	8,045,496
Universal Technical Institute, Inc.	326,400	9,850,752
		47,456,959
Industrial Conglomerates - 1.1%
3M Co.	116,000	9,276,520
TOTAL INDUSTRIALS		95,502,433
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	605,000	10,950,500
QUALCOMM, Inc.	338,000	13,195,520
Sierra Wireless, Inc. (a)	217,600	3,892,397
		28,038,417
Computers & Peripherals - 4.2%
Dell, Inc. (a)	166,200	5,916,720
Seagate Technology	1,944,100	26,284,232
UNOVA, Inc. (a)	217,700	3,058,685
		35,259,637
Electronic Equipment & Instruments - 0.1%
National Instruments Corp.	19,200	581,184
Internet Software & Services - 3.3%
Yahoo!, Inc. (a)	833,000	28,247,030
IT Services - 7.2%
Ceridian Corp. (a)	834,100	15,355,781
First Data Corp.	505,100	21,971,850
Infosys Technologies Ltd.	634,496	23,419,788
		60,747,419
Software - 8.0%
Microsoft Corp.	1,305,500	36,097,075
NAVTEQ Corp.	188,000	6,700,320
Siebel Systems, Inc. (a)	3,211,779	24,216,814
		67,014,209
TOTAL INFORMATION TECHNOLOGY		219,887,896
Common Stocks - continued
	Shares	Value
MATERIALS - 5.1%
Chemicals - 0.4%
Cytec Industries, Inc.	68,200	$ 3,338,390
Metals & Mining - 4.7%
Alcoa, Inc.	193,400	6,496,306
Arch Coal, Inc.	490,200	17,397,198
Companhia Vale do Rio Doce sponsored ADR	519,900	11,682,153
Nucor Corp.	42,900	3,919,773
		39,495,430
TOTAL MATERIALS		42,833,820
TELECOMMUNICATION SERVICES - 4.9%
Wireless Telecommunication Services - 4.9%
Crown Castle International Corp. (a)	1,637,800	24,370,464
Vodafone Group PLC sponsored ADR	708,800	17,089,168
		41,459,632
TOTAL COMMON STOCKS (Cost $744,759,795)		784,863,713
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 1.74% (b)	45,715,939	45,715,939
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	7,342,350	7,342,350
TOTAL MONEY MARKET FUNDS (Cost $53,058,289)		53,058,289
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $797,818,084)		837,922,002
NET OTHER ASSETS - 0.5%		4,622,664
NET ASSETS - 100%		$ 842,544,666
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $799,621,318. Net unrealized appreciation aggregated $38,300,684, of which $89,613,111 related to appreciated investment securities and $51,312,427 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

September 30, 2004

1.808776.100

FID-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.5%
Harley-Davidson, Inc.	795,200	$ 47,267
Household Durables - 0.5%
Fortune Brands, Inc.	692,600	51,315
Internet & Catalog Retail - 0.1%
eBay, Inc. (a)	118,500	10,895
Media - 4.9%
Comcast Corp.:
Class A (a)	513,423	14,499
Class A (special) (a)	950,500	26,538
Fox Entertainment Group, Inc. Class A (a)	1,830,900	50,789
McGraw-Hill Companies, Inc.	845,800	67,402
News Corp. Ltd. ADR	2,563,200	84,252
Time Warner, Inc. (a)	6,228,460	100,527
Viacom, Inc. Class B (non-vtg.)	1,719,513	57,707
Walt Disney Co.	4,461,900	100,616
		502,330
Specialty Retail - 2.8%
Home Depot, Inc.	4,042,000	158,446
Staples, Inc.	4,050,500	120,786
		279,232
TOTAL CONSUMER DISCRETIONARY		891,039
CONSUMER STAPLES - 10.9%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	609,100	30,425
PepsiCo, Inc.	2,412,590	117,373
The Coca-Cola Co.	895,700	35,873
		183,671
Food & Staples Retailing - 3.1%
Albertsons, Inc.	2,087,400	49,951
CVS Corp.	1,458,800	61,459
Sysco Corp.	730,529	21,857
Wal-Mart Stores, Inc.	3,441,220	183,073
		316,340
Food Products - 1.5%
Archer-Daniels-Midland Co.	1,234,400	20,960
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Hershey Foods Corp.	956,600	$ 44,683
Kellogg Co.	2,075,900	88,558
		154,201
Household Products - 1.8%
Clorox Co.	494,900	26,378
Colgate-Palmolive Co.	702,800	31,753
Procter & Gamble Co.	2,364,700	127,978
		186,109
Personal Products - 2.2%
Estee Lauder Companies, Inc. Class A	938,300	39,221
Gillette Co.	4,319,420	180,293
		219,514
Tobacco - 0.5%
Altria Group, Inc.	1,065,200	50,107
TOTAL CONSUMER STAPLES		1,109,942
ENERGY - 6.9%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,405,400	61,444
BJ Services Co.	820,000	42,976
Nabors Industries Ltd. (a)	626,400	29,660
Schlumberger Ltd. (NY Shares)	1,072,100	72,163
		206,243
Oil & Gas - 4.9%
ChevronTexaco Corp.	1,139,200	61,107
ConocoPhillips	902,146	74,743
Exxon Mobil Corp.	4,877,500	235,730
Occidental Petroleum Corp.	821,300	45,935
Total SA sponsored ADR	508,100	51,913
Valero Energy Corp.	336,700	27,007
		496,435
TOTAL ENERGY		702,678
FINANCIALS - 19.4%
Capital Markets - 5.3%
Bear Stearns Companies, Inc.	912,700	87,774
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	1,550,400	$ 144,559
Lehman Brothers Holdings, Inc.	531,700	42,387
Merrill Lynch & Co., Inc.	2,255,500	112,143
Morgan Stanley	2,986,700	147,244
		534,107
Commercial Banks - 4.3%
Bank of America Corp.	5,082,600	220,229
Bank of Hawaii Corp.	480,600	22,708
Wells Fargo & Co.	3,179,400	189,588
		432,525
Consumer Finance - 2.4%
American Express Co.	4,165,892	214,377
SLM Corp.	651,050	29,037
		243,414
Diversified Financial Services - 2.8%
Citigroup, Inc.	4,842,032	213,630
J.P. Morgan Chase & Co.	1,808,600	71,856
		285,486
Insurance - 3.9%
AFLAC, Inc.	1,804,400	70,751
Allstate Corp.	827,800	39,726
American International Group, Inc.	4,287,600	291,514
		401,991
Real Estate - 0.7%
Equity Residential (SBI)	646,300	20,035
Vornado Realty Trust	803,900	50,388
		70,423
TOTAL FINANCIALS		1,967,946
HEALTH CARE - 13.2%
Health Care Equipment & Supplies - 5.2%
Becton, Dickinson & Co.	1,087,400	56,219
Biomet, Inc.	1,942,300	91,055
Boston Scientific Corp. (a)	934,000	37,108
C.R. Bard, Inc.	1,025,400	58,068
Guidant Corp.	256,000	16,906
Medtronic, Inc.	1,764,100	91,557
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Respironics, Inc. (a)	736,100	$ 39,337
St. Jude Medical, Inc. (a)	1,284,250	96,665
Zimmer Holdings, Inc. (a)	537,132	42,455
		529,370
Pharmaceuticals - 8.0%
Eli Lilly & Co.	495,500	29,755
Johnson & Johnson	3,153,800	177,654
Novartis AG sponsored ADR	1,651,700	77,085
Pfizer, Inc.	7,103,920	217,380
Roche Holding AG (participation certificate)	1,033,739	107,106
Schering-Plough Corp.	4,257,500	81,148
Wyeth	3,275,140	122,490
		812,618
TOTAL HEALTH CARE		1,341,988
INDUSTRIALS - 15.2%
Aerospace & Defense - 5.0%
EADS NV	695,591	18,451
Honeywell International, Inc.	4,002,300	143,522
Lockheed Martin Corp.	2,587,630	144,338
The Boeing Co.	3,973,400	205,107
		511,418
Air Freight & Logistics - 0.8%
CNF, Inc.	554,100	22,713
United Parcel Service, Inc. Class B	823,500	62,520
		85,233
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.	994,300	31,141
Industrial Conglomerates - 7.2%
3M Co.	1,882,900	150,576
General Electric Co.	12,211,526	410,061
Tyco International Ltd.	5,391,800	165,313
		725,950
Machinery - 1.6%
Dover Corp.	1,377,900	53,559
Illinois Tool Works, Inc.	189,100	17,618
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	448,320	$ 30,472
ITT Industries, Inc.	693,200	55,449
		157,098
Trading Companies & Distributors - 0.3%
Fastenal Co.	522,900	30,119
TOTAL INDUSTRIALS		1,540,959
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	4,628,000	83,767
Motorola, Inc.	4,673,600	84,312
QUALCOMM, Inc.	3,599,100	140,509
Telefonaktiebolaget LM Ericsson ADR (a)	954,400	29,815
		338,403
Computers & Peripherals - 3.6%
Dell, Inc. (a)	4,044,000	143,966
Diebold, Inc.	625,100	29,192
Hewlett-Packard Co.	1,145,300	21,474
International Business Machines Corp.	1,584,100	135,821
Lexmark International, Inc. Class A (a)	402,300	33,797
		364,250
Electronic Equipment & Instruments - 0.4%
Amphenol Corp. Class A (a)	1,024,700	35,106
Internet Software & Services - 1.2%
Yahoo!, Inc. (a)	3,626,500	122,975
Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp. (a)	1,154,500	22,594
Analog Devices, Inc.	907,600	35,197
Intel Corp.	1,996,030	40,040
		97,831
Software - 4.2%
Microsoft Corp.	14,812,800	409,574
Oracle Corp. (a)	1,436,100	16,199
Red Hat, Inc. (a)	406,600	4,977
		430,750
TOTAL INFORMATION TECHNOLOGY		1,389,315
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.3%
Chemicals - 3.9%
Air Products & Chemicals, Inc.	612,000	$ 33,281
Dow Chemical Co.	2,910,330	131,489
E.I. du Pont de Nemours & Co.	659,624	28,232
Ecolab, Inc.	1,676,100	52,697
Praxair, Inc.	3,561,176	152,205
		397,904
Containers & Packaging - 0.4%
Ball Corp.	618,414	23,147
Packaging Corp. of America	775,000	18,964
		42,111
TOTAL MATERIALS		440,015
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
BellSouth Corp.	4,860,100	131,806
SBC Communications, Inc.	8,252,400	214,150
Verizon Communications, Inc.	5,045,900	198,708
		544,664
UTILITIES - 0.4%
Electric Utilities - 0.4%
PG&E Corp. (a)	1,289,800	39,210
TOTAL COMMON STOCKS (Cost $9,154,924)		9,967,756
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (a)(d)	1,612,868	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (d) (Cost $19,834)	710,000	2,485
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.74% (b)	120,398,984	$ 120,399
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	3,060,000	3,060
TOTAL MONEY MARKET FUNDS (Cost $123,459)		123,459
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $9,298,217)		10,093,700
NET OTHER ASSETS - 0.6%		62,210
NET ASSETS - 100%		$ 10,155,910
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,485,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$ 3,905
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,929
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $9,351,633,000. Net unrealized appreciation aggregated $742,067,000, of which $1,168,879,000 related to appreciated investment securities and $426,812,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income II
Portfolio

September 30, 2004

1.808770.100

GII-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	20,900	$ 988,361
Media - 17.6%
E.W. Scripps Co. Class A	86,600	4,137,748
EchoStar Communications Corp. Class A (a)	493,700	15,363,943
News Corp. Ltd. ADR	70,500	2,317,335
Omnicom Group, Inc.	177,300	12,953,538
		34,772,564
Multiline Retail - 2.7%
Kohl's Corp. (a)	108,600	5,233,434
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	28,200	1,063,704
TOTAL CONSUMER DISCRETIONARY		42,058,063
CONSUMER STAPLES - 14.0%
Beverages - 0.9%
The Coca-Cola Co.	43,600	1,746,180
Food & Staples Retailing - 6.4%
Costco Wholesale Corp.	61,600	2,560,096
Wal-Mart Stores, Inc.	138,620	7,374,584
Walgreen Co.	72,900	2,612,007
		12,546,687
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	28,800	988,992
Household Products - 2.6%
Colgate-Palmolive Co.	28,400	1,283,112
Kimberly-Clark Corp.	58,200	3,759,138
		5,042,250
Personal Products - 2.5%
Gillette Co.	120,300	5,021,322
Tobacco - 1.1%
Altria Group, Inc.	47,930	2,254,627
TOTAL CONSUMER STAPLES		27,600,058
Common Stocks - continued
	Shares	Value
ENERGY - 4.3%
Oil & Gas - 4.3%
BP PLC sponsored ADR	45,100	$ 2,594,603
Exxon Mobil Corp.	122,292	5,910,372
		8,504,975
FINANCIALS - 22.0%
Capital Markets - 11.3%
Goldman Sachs Group, Inc.	56,300	5,249,412
Merrill Lynch & Co., Inc.	140,600	6,990,632
Morgan Stanley	204,500	10,081,850
		22,321,894
Commercial Banks - 5.2%
Wells Fargo & Co.	172,700	10,298,101
Consumer Finance - 0.9%
American Express Co.	35,300	1,816,538
Insurance - 4.6%
Allstate Corp.	43,400	2,082,766
American International Group, Inc.	68,330	4,645,757
PartnerRe Ltd.	15,300	836,757
St. Paul Travelers Companies, Inc.	44,281	1,463,930
		9,029,210
TOTAL FINANCIALS		43,465,743
HEALTH CARE - 2.8%
Biotechnology - 0.3%
Amgen, Inc. (a)	9,400	532,792
Health Care Equipment & Supplies - 1.0%
Alcon, Inc.	17,000	1,363,400
Medtronic, Inc.	14,000	726,600
		2,090,000
Pharmaceuticals - 1.5%
Allergan, Inc.	13,500	979,425
Pfizer, Inc.	63,500	1,943,100
		2,922,525
TOTAL HEALTH CARE		5,545,317
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	15,800	$ 881,324
Northrop Grumman Corp.	22,800	1,215,924
		2,097,248
Airlines - 0.6%
Continental Airlines, Inc. Class B (a)	91,700	781,284
Southwest Airlines Co.	24,600	335,052
		1,116,336
Industrial Conglomerates - 2.2%
General Electric Co.	127,920	4,295,554
Road & Rail - 0.5%
Union Pacific Corp.	18,700	1,095,820
TOTAL INDUSTRIALS		8,604,958
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	171,300	3,100,530
Computers & Peripherals - 0.6%
Diebold, Inc.	25,400	1,186,180
IT Services - 0.5%
Paychex, Inc.	33,200	1,000,980
Software - 3.3%
Microsoft Corp.	240,400	6,647,060
TOTAL INFORMATION TECHNOLOGY		11,934,750
MATERIALS - 3.1%
Containers & Packaging - 3.1%
Packaging Corp. of America	25,600	626,432
Smurfit-Stone Container Corp. (a)	286,618	5,551,791
		6,178,223
TELECOMMUNICATION SERVICES - 12.4%
Diversified Telecommunication Services - 12.4%
BellSouth Corp.	415,330	11,263,750
SBC Communications, Inc.	134,690	3,495,206
Verizon Communications, Inc.	247,800	9,758,364
		24,517,320
Common Stocks - continued
	Shares	Value
UTILITIES - 1.0%
Electric Utilities - 1.0%
Entergy Corp.	34,000	$ 2,060,740
TOTAL COMMON STOCKS (Cost $174,127,815)		180,470,147
Money Market Funds - 15.8%

Fidelity Cash Central Fund, 1.74% (b)	17,540,639	17,540,639
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	13,648,000	13,648,000
TOTAL MONEY MARKET FUNDS (Cost $31,188,639)		31,188,639
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $205,316,454)		211,658,786
NET OTHER ASSETS - (7.1)%		(14,041,403)
NET ASSETS - 100%		$ 197,617,383
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $206,557,126. Net unrealized appreciation aggregated $5,101,660, of which $18,090,247 related to appreciated investment securities and $12,988,587 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004